Employee Benefits Provisions (Details) - Schedule of Employee Benefits Provisions Liabilities - AUD ($)	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Current liabilities
Provision for Annual leave	$ 98,368	$ 77,780	$ 39,515
Non-current liabilities
Long service leave	20,018
Employee benefits provisions	$ 118,386	$ 77,780